Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2017, future minimum lease payments on capital and operating leases were as follows (in thousands):

	Capital Leases	Operating Leases
2018	$467	$1,118
2019	387	991
2020	88	729
2021	16	571
2022	—	436
Thereafter	—	1,607
Total minimum lease payments	958	5,452
Imputed interest	(62)	—
Present value of minimum lease payments	$896	$5,452

Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2017, future minimum lease payments on capital and operating leases were as follows (in thousands):

	Capital Leases	Operating Leases
2018	$467	$1,118
2019	387	991
2020	88	729
2021	16	571
2022	—	436
Thereafter	—	1,607
Total minimum lease payments	958	5,452
Imputed interest	(62)	—
Present value of minimum lease payments	$896	$5,452